SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Reconciliation of the U.S. Federal Statutory Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Provision/(benefit) at statutory rate	21.00%	21.00%	21.00%
State tax provision/(benefit) net of federal benefit	0.00%	0.00%	0.00%
Change in fair value of Warrants	0.00%	0.00%	0.00%
Change in valuation	0.00%	0.00%	0.00%
Other	0.00%	0.00%	0.00%
Total income tax expense	21.00%	21.00%	21.00%